DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS

NOTE 7 - DEPOSITS

Deposits at December 31 are summarized as follows (in thousands):

	2011	2010

Demand - noninterest-bearing	$52,217	$43,067
Demand - interest-bearing	54,367	45,223
Money market	66,010	66,284
Savings	43,439	40,189
Time deposits of $100,000 or more	156,522	142,170
Other time deposits	111,729	117,801

Total	$484,284	$454,734

The following table summarizes the maturity distribution of time deposits at December 31, 2011 (in thousands):

2012	$196,520
2013	24,114
2014	23,178
2015	13,589
2016	10,850

Total	$268,251

The following table summarizes the maturity distribution of certificates of deposit of $100,000 or more at December 31, 2011 (in thousands):

Three months or less	$36,926
Four through six months	31,888
Seven through twelve months	51,052
Over twelve months	36,656

Total	$156,522

Interest expense on certificates of deposit of $100,000 or more amounted to $1,784, $2,520 and $2,859, for the years ended December 31, 2011, 2010 and 2009, respectively.

Brokered deposits totaled $42,832 and $23,444 for the years ended December 31, 2011 and 2010, respectively.